Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity
Summary of changes in the accumulated other comprehensive loss, net of tax

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2019	(21)	(81)	4	(98)
Net changes during the year, net of tax benefit(1)	(2)	(79)	—	(81)
Balance as of December 31, 2020	(23)	(160)	4	(179)
Net changes during the year, net of tax expense(1)	(15)	32	—	17
Balance as of December 31, 2021	(38)	(128)	4	(162)
Net changes prior to reverse recapitalization, net of tax benefit	(59)	—	12	(47)
Allocated to non-controlling interest	85	112	(14)	183
Net changes post reverse recapitalization, net of tax benefit(1)	8	101	16	125
Allocated post reverse recapitalization change to non-controlling interest	(6)	(86)	(14)	(106)
Balance as of December 31, 2022	(10)	(1)	4	(7)
(1)	The tax (expense) benefit relates to defined benefit pension plans and amount to $(30) million, $10 million and $(15) million for the years ended December 31, 2022, 2021 and 2020, respectively.